Stockholders' equity (deficiency) - Schedule of stock-based compensation expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 96,191	$ 99,735	$ 307,028	$ 355,388	$ 426,029	$ 495,925
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	22,754	12,889	55,058	64,466	74,667	140,870
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 73,437	$ 86,846	$ 251,970	$ 290,922	$ 351,362	$ 355,055